SUPPLEMENTARY PENSION PLANS (Tables)	12 Months Ended
Dec. 31, 2023
Supplementary Pension Plans
Schedule of main assumptions
Risk factors	On December 31
	2023	2022
Nominal discount rate	3.50% - 10.09% p.a.	3.50% - 9.72% p.a.
Nominal rate of future salary increases	3.50% p.a.	3.50% p.a.
Nominal growth rate of social security benefits and plans	3.50% p.a.	3.50% p.a.
Initial rate of growth of medical costs	7.54% - 7.64% p.a.	7.64% - 7.85% p.a.
Inflation rate	3.50% p.a.	3.50% p.a.
Biometric table of overall mortality	AT 2000 and BR-EMS	AT 2000 and BR-SEM
Biometric table of entering disability	Per plan	Per plan
Expected turnover rate	-	-
Probability of entering retirement	100% in the 1ª eligibility to a benefit by the plan	100% in the 1ª eligibility to a benefit by the plan

Schedule of actuarial obligations of the benefit plans
	R$ thousands
	Retirement Benefits		Other post-employment benefits
	Year ended on December 31		Year ended on December 31
	2023	2022	2023	2022
(i) Projected benefit obligations:
At the beginning of the year	2,740,903	2,998,669	800,535	841,118
Cost of current service	284	341	-	-
Interest cost	252,694	242,675	75,344	70,781
Participant’s contribution	473	546	-	-
Actuarial gain/(loss) (1)	69,201	(158,724)	28,890	(72,297)
Transfers	16,460	-	-	-
Past service cost - plan changes	(3,814)	-	-	-
Early elimination of obligations	(12,647)	(82,532)	-	-
Benefit paid	(268,600)	(260,072)	(47,422)	(39,067)
At the end of the year	2,794,954	2,740,903	857,347	800,535

(ii) Plan assets at fair value:
At the beginning of the year	2,467,755	2,554,827	-	-
Expected earnings	227,227	206,439	-	-
Actuarial gain/(loss) (1)	(56,554)	34,067	-	-
Contributions received:
- Employer	31,526	26,283	-	-
- Employees	473	546	-	-
Transfers	16,460	-	-	-
Early elimination of obligations	(16,460)	(94,745)	-	-
Benefit paid	(268,421)	(259,662)	-	-
At the end of the year	2,402,006	2,467,755	-	-

(iii) Changes in the unrecoverable surplus:
At the beginning of the year	60,861	7,452	-	-
Interest on the irrecoverable surplus	5,644	671	-	-
Change in irrecoverable surplus (1)	(8,566)	52,738	-	-
At the end of the year	57,939	60,861	-	-

(iv) Financed position:
Deficit plans (2)	450,887	334,009	857,347	800,535
Net balance	450,887	334,009	857,347	800,535
(1)	In the year ended December 31, 2023, the remeasurement effects recognized in Other Comprehensive Income, totaled R$80,348 thousand, (R$(116,798) thousand in 2022), net of tax effects; and
(2)	Bradesco and its subsidiaries, as sponsors of said plans, considering an economic and actuarial study, calculated their actuarial commitments and recognize in their financial statements the actuarial obligation due.

Schedule of net cost/(benefit) of the pension plans consolidated statement of income
	R$ - thousand
	Year ended on December 31
	2023	2022
Projected benefit obligations:
Cost of service	241	12,554
Cost of interest on actuarial obligations	327,894	313,497
Expected earnings from the assets of the plan	(227,217)	(206,439)
Interest on irrecoverable surplus	5,642	671
Net cost/(benefit) of the pension plans	106,560	120,283

Schedule of maturity present value of defined benefit plans
	R$ thousands
	Retirement Benefits	Other post-employment benefits
Weighted average duration (years)	9.47	9.29
2024	262,261	259,278
2025	267,610	273,014
2026	272,036	277,903
2027	276,175	282,232
2028	279,100	286,256
After 2029	1,423,064	1,466,040

Schedule of assets of pension plans
	On December 31
	Assets of the Alvorada Plan		Assets of the Bradesco Plan		Assets of the Kirton Plan
	2023	2022	2023	2022	2023	2022
Asset categories
Equities	-	-	6.6%	7.6%	-	-
Fixed income	93.2%	93.2%	87.5%	86.7%	100.0%	100.0%
Real estate	4.9%	5.0%	2.1%	1.5%	-	-
Other	1.9%	1.8%	3.8%	4.2%	-	-
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Schedule of sensitivity analysis of the benefit plan obligations
Rate	Discount rate/Medical inflation rate	Sensitivity Analysis	Effect on actuarial liabilities	Effect on the present value of the obligations
Discount rate	10.25% - 10.42%	Increase of 1 p.p.	reduction	(292,102)
Discount rate	8.25% - 8.42%	Decrease of 1 p.p.	increase	339,838
Medical Inflation	8.54% - 8.64%	Increase of 1 p.p.	increase	82,069
Medical Inflation	6.54% - 6.64%	Decrease of 1 p.p.	reduction	(70,188)